As filed with the Securities and Exchange Commission on December 16, 2011
Registration Nos. 333-62270 and 811-10399

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
------------------------
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.  _____
Post-Effective Amendment No. 54                  [X]
and/or

REGISTRATION STATEMENT
Under the Investment Company Act Of 1940

Amendment No. 56                                       [X]

HENDERSON GLOBAL FUNDS
(Exact Name of Registrant as Specified in Charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, Including Area Code:  (312) 397-1122

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER K. YARBROUGH 737 NORTH MICHIGAN AVENUE, SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective:  (check appropriate box)

___ immediately upon filing pursuant to paragraph (b); or
   x  on January 18, 2012  pursuant to paragraph (b); or
___ 60 days after filing pursuant to paragraph (a)(1); or
___ on _______ pursuant to paragraph (a)(1); or
___ 75 days after filing pursuant to paragraph (a)(2); or
___ on ________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

  X    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A for Henderson Global Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 51 (“PEA No. 51”), which was filed with the Commission via EDGAR Accession No. 0000891804-11-004446 on October 3, 2011, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.  Since no other changes are intended to be made to PEA No. 51 by means of this filing, Parts A, B and C of PEA No. 51 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Henderson All Asset Fund, a series of the Trust, is incorporated herein by reference to Part A of PEA No. 51.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information the Fund is incorporated herein by reference to Part B of PEA No. 51.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of PEA No. 51.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 54 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 54 and Amendment No. 56 under the Investment Company Act of 1940, as amended to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the in City of Chicago, and State of Illinois, on the 16th day of December, 2011.

HENDERSON GLOBAL FUNDS

By:           /s/ James G. O’Brien
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

	Signatures	Title	Date

By:	/s/ Roland C. Baker*	Trustee	December 16, 2011
Roland C. Baker

By:	/s/ Faris F. Chesley*	Trustee	December 16, 2011
Faris F. Chesley

By:	/s/ C. Gary Gerst*	Trustee	December 16, 2011
C. Gary Gerst

By:	/s/ James W. Atkinson*	Trustee	December 16, 2011
James W. Atkinson

By:	/s/ Richard W. Durkes*	Trustee	December 16, 2011
Richard W. Durkes

By:	/s/ James G. O’Brien	Trustee and President	December 16, 2011
	James G. O’Brien	(principal executive officer)

By:	/s/ Charles Thompson II	Trustee and Vice President	December 16, 2011
Charles Thompson II

By:	/s/ Troy Statczar	Treasurer	December 16, 2011
	Troy Statczar	(principal financial officer/
principal accounting officer)

*By:	/s/ James G. O’Brien
James G. O’Brien

* Pursuant to powers of attorney filed with Post-Effective Amendment No. 40 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on October 1, 2010 and powers of attorney filed with Post-Effective Amendment No. 46 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on April 1, 2011.